Fair Value Quantitative and Qualitative Disclosure - Summary of Fair Value Measurement of Asset and Liability (Detail) - ARS ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
FINANCIAL ASSETS
Cash	$ 27,612,616	$ 51,862,712
Debt Securities at fair value through profit or loss	211,054,112	63,125,824
Derivative financial instruments	42,899	2,524
Other financial assets	57,944,523	68,497,221
To the non-financial government Sector	2,685,988	5,943,401
Other debt securities	737,171,831	557,062,936
Financial assets delivered as guarantee	30,620,278	34,993,147
Equity Instruments at fair value through profit or loss	839,458	7,365,144
FINANCIAL LIABILITIES
Liabilities at fair value through profit or loss	526,027	3,170,711
Derivative Financial Instruments	2,371	4,933
Other financial liabilities	135,091,316	131,278,389
Financing received from BCRA and other financial entities	2,471,701	868,429
Issued corporate bonds	2,788,430	6,120,392
Subordinated corporate bonds	89,533,385	106,570,079
Total financial liabilities	1,553,777,301	1,405,563,239
Financial liabilities at amortised cost, category [member]
FINANCIAL LIABILITIES
Deposits From the non financial government sector	109,952,253	109,868,280
From the financial sector	1,653,447	1,872,336
Other financial institutions		131,278,389
Other financial liabilities	135,091,316
Financing received from BCRA and other financial entities	2,449,342	852,660
Issued corporate bonds	2,715,556	5,825,893
Subordinated corporate bonds	72,129,837	81,762,819
Total financial liabilities	1,507,781,120	1,366,760,789
Financial liabilities at fair value through profit or loss, category [member]
FINANCIAL LIABILITIES
Liabilities at fair value through profit or loss	526,027	3,170,711
Derivative Financial Instruments	2,371	4,933
Total financial liabilities	528,398	3,175,644
Amortized cost [member]
FINANCIAL ASSETS
Cash	27,612,616	51,862,712
Financial institutions	222,464,359	283,816,883
Other	12,118	12,519
BCRA	61,929,317	61,176,357
Other financial assets	53,436,257	64,463,931
To the non-financial government Sector	2,206,770	4,628,089
Other financial institutions	927,272	2,941,876
Other debt securities	599,259,838	46,832,279
Financial assets delivered as guarantee	30,620,278	34,993,147
Total financial assets	1,593,935,648	1,229,486,037
Fair value with changes in other comprehensive income [member]
FINANCIAL ASSETS
Other debt securities	137,911,993	510,230,657
Total financial assets	137,911,993	510,230,657
Fair value with changes in P/L [member]
FINANCIAL ASSETS
Debt Securities at fair value through profit or loss	211,054,112	63,125,824
Derivative financial instruments	42,899	2,524
Other financial assets	4,508,266	4,033,290
Equity Instruments at fair value through profit or loss	839,458	7,365,144
Total financial assets	216,444,735	74,526,782
Checking accounts [member] | Financial liabilities at amortised cost, category [member]
FINANCIAL LIABILITIES
Non financial liabilities at private and foreign residents	159,123,762	196,484,984
Savings account [member] | Financial liabilities at amortised cost, category [member]
FINANCIAL LIABILITIES
Non financial liabilities at private and foreign residents	419,740,050	360,846,573
Time deposits and Investment accounts [member] | Financial liabilities at amortised cost, category [member]
FINANCIAL LIABILITIES
Non financial liabilities at private and foreign residents	569,021,981	447,350,444
Other [member] | Financial liabilities at amortised cost, category [member]
FINANCIAL LIABILITIES
Non financial liabilities at private and foreign residents	35,903,576	30,618,411
Overdrafts [member] | Amortized cost [member]
FINANCIAL ASSETS
To the non-financial private sector and foreign residents	49,250,055	47,516,346
Document [member] | Amortized cost [member]
FINANCIAL ASSETS
To the non-financial private sector and foreign residents	81,773,760	82,408,943
Mortgage loans [member] | Amortized cost [member]
FINANCIAL ASSETS
To the non-financial private sector and foreign residents	61,905,907	81,213,071
Pledge loans [member] | Amortized cost [member]
FINANCIAL ASSETS
To the non-financial private sector and foreign residents	9,581,277	14,727,607
Personal loans [member] | Amortized cost [member]
FINANCIAL ASSETS
To the non-financial private sector and foreign residents	142,529,651	190,678,438
Credit card [member] | Amortized cost [member]
FINANCIAL ASSETS
To the non-financial private sector and foreign residents	190,779,144	184,981,594
Financial Leases [member] | Amortized cost [member]
FINANCIAL ASSETS
To the non-financial private sector and foreign residents	1,386,801	931,091
Other [member] | Amortized cost [member]
FINANCIAL ASSETS
To the non-financial private sector and foreign residents	58,260,228	76,301,154
Level 1 [member]
FINANCIAL ASSETS
Debt Securities at fair value through profit or loss	206,559,906	60,387,495
Derivative financial instruments	19,193	771
Other financial assets	4,458,851	3,972,863
Other debt securities	137,911,993	283,454,369
Equity Instruments at fair value through profit or loss	154,475	131,468
Total financial assets	349,104,418	347,946,966
FINANCIAL LIABILITIES
Liabilities at fair value through profit or loss	526,027	3,170,711
Derivative Financial Instruments	2,371
Other financial liabilities	130,781,463	129,516,534
Total financial liabilities	528,398	3,170,711
Level 2 [member]
FINANCIAL ASSETS
Debt Securities at fair value through profit or loss	3,462,342	562,970
Derivative financial instruments	23,706	1,753
Other debt securities		226,776,288
Total financial assets	3,486,048	227,341,011
FINANCIAL LIABILITIES
Derivative Financial Instruments		4,933
Other financial liabilities	4,371,904	2,794,914
Total financial liabilities		4,933
Level 3 [member]
FINANCIAL ASSETS
Debt Securities at fair value through profit or loss	1,031,864	2,175,359
Other financial assets	49,415	60,427
Equity Instruments at fair value through profit or loss	684,983	7,233,676
Total financial assets	$ 1,766,262	$ 9,469,462